Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a summary of the basic and diluted net income (loss) per share computation for the periods presented:

	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands, except share and per share data)	2016	2015	2016	2015
Net income attributable to stockholders	$15,763	$(45,664)	$22,251	$(19,809)
Adjustments to net income attributable to stockholders for common share equivalents	(193)	—	(388)	—
Adjusted net income attributable to stockholders	$15,570	$(45,664)	$21,863	$(19,809)

Basic and diluted net income per share attributable to stockholders	$0.09	$(0.25)	$0.13	$(0.11)
Basic and diluted weighted average shares outstanding	168,948,472	180,380,436	168,942,552	179,771,830

The following is a summary of the basic and diluted net income (loss) per share computation for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
(In thousands, except share and per share data)	2015	2014	2013
Net loss attributable to stockholders	$(2,065)	$(53,594)	$(6,989)
Adjustments to net income (loss) attributable to stockholders for common share equivalents	(442)	—	—
Adjusted net loss attributable to stockholders	(2,507)	(53,594)	(6,989)

Basic and diluted net loss per share	(0.01)	$(0.43)	$(1.28)
Basic and diluted weighted average shares outstanding	174,309,894	126,079,369	5,453,404

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
For the three and six months ended June 30, 2016 and 2015, the following common share equivalents were excluded from the calculation of diluted earnings per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Unvested restricted stock	146,606	—	146,606	—
OP Units (1)	1,809,678	1,809,678	1,809,678	1,809,678
Class B units	—	—	—	—
OPP (LTIP Units)	9,041,801	—	9,041,801	—
Total anti-dilutive common share equivalents	10,998,085	1,809,678	10,998,085	1,809,678
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(1)	OP Units include 1,726,323 converted Class B units, 83,333 OP Units issued to the Advisor, and 22 OP Units issued to the Special Limited Partner.

For the years ended December 31, 2015, 2014 and 2013, the following common share equivalents were excluded from the calculation of diluted earnings per share:

	December 31,
	2015	2014	2013
Unvested restricted stock	187,938	14,400	16,200
OP Units (1)	1,809,678	22	22
Class B units	—	705,743	23,392
OPP (LTIP Units)	9,041,801	—	—
Total anti-dilutive common share equivalents	11,039,417	720,165	39,614
(1) OP Units included 1,726,323 of converted Class B units on Listing, 83,333 OP Units issued to the Advisor, and 22 OP Units issued to the Special Limited Partner.